UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Management, LLC

Address:   10 Mountainview Road
           Suite 205
           Upper Saddle River, NJ 07458


Form 13F File Number: 028-13504


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      Upper Saddle River, NJ             8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-11852        BAM Capital, LLC
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $       10,702
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------

Ross Berman, who in prior quarters has been listed as an Other Included Manager with respect to the manager filing this report, is no longer affiliated with the manager filing this report and therefore is no longer listed as an Other Included Manager.

Notes on Information Table:

(1) Information provided in
Column 2 refers in each case to the underlying instrument.
(2) The value of
shares provided in Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
BIOSANTE PHARMACEUTICALS INC COM NEW        09065V203      450  163,500     PUT  DEFINED    1           0 163,500    0
BIOSANTE PHARMACEUTICALS INC COM NEW        09065V203    2,731  993,200     CALL DEFINED    1           0 993,200    0
GENVEC INC                   COM NEW        37246C307      292   90,249 SH       DEFINED    1           0  90,249    0
ONCOTHYREON INC              COM            682324108    3,079  335,000     PUT  DEFINED    1           0 335,000    0
ONCOTHYREON INC              COM            682324108    3,796  413,100     CALL DEFINED    1           0 413,100    0
RXI PHARMACEUTICALS CORP     COM            74978T109      355  362,215 SH       DEFINED    1           0 362,215    0


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